                                                                                                            November 9, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            Re:       Advantage Funds, Inc.

                        1933 Act File No.: 33-51061

            1940 Act File No.: 811-07123

            CIK No.: 0000914775

Ladies and Gentlemen:

            Transmitted for filing is the Annual Report to Shareholders for the above-referenced Fund for the Annual period ended August 31, 2015, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

                                                                                                Very truly yours,

                                                                                                /s/ Gina M. Gomes

                                                                                                Gina M. Gomes
                                                                                                Paralegal

GMG\

Enclosures